INVENTORIES	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5:- INVENTORIES

	December 31,
	2014	2015

Raw materials	$11,535	$6,984
Work in progress	1,473	252
Finished products	48,822	42,454

	$61,830	$49,690

Finished products include products shipped to customers for which revenues were not recognized. Such products amounted to $ 18,622 and $ 10,707 at December 31, 2014 and 2015, respectively.

During the year ended December 31, 2013, 2014 and 2015, the Company recorded inventory write-offs for excess inventory and slow moving inventory in a total amount of $ 396, $ 3,515 and $ 5,124, respectively that have been included in cost of revenues. Inventory write-off provision as of December 31, 2014 and 2015 amounted of $ 5,238 and $ 5,033, respectively.